Tesoma Gmbh Acquisition (Details) - Schedule of Purchase Price Allocation - Tesoma Acquisition [Member] $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Cash [Member]
Tangible assets (liabilities):
Cash	$ 789
Accounts receivable and other receivables [Member]
Tangible assets (liabilities):
Account receivables and other receivables	1,672
Inventory [Member]
Tangible assets (liabilities):
Inventory	3,991
Property and equipment [Member]
Tangible assets (liabilities):
Property and equipment	6,194
Other assets [Member]
Tangible assets (liabilities):
Other assets	343
Advances from customers [Member]
Tangible assets (liabilities):
Advances from customers	(1,726)
Trade payables [Member]
Tangible assets (liabilities):
Trade payables and other payables	(466)
Provisions and other liabilities [Member]
Tangible assets (liabilities):
Provisions and other liabilities	(717)
Deferred tax liabilities, net [Member]
Tangible assets (liabilities):
Deferred tax liabilities, net	(855)
Net assets [Member]
Tangible assets (liabilities):
Net assets	9,225
Customer Relationship [Member]
Intangible assets:
Intangible assets	$ 1,213
Intangible assets	5 years 9 months 18 days
Technology [Member]
Intangible assets:
Intangible assets	$ 856
Intangible assets	2 years 4 months 24 days
Backlog [Member]
Intangible assets:
Intangible assets	$ 432
Intangible assets	6 months
Goodwill [Member]
Intangible assets:
Goodwill	$ 3,717
Goodwill	Infinite
Total purchase price [Member]
Intangible assets:
Total purchase price	$ 15,443